CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	¥ 2,951,734	¥ 4,341,649
Accounts payable	1,932,177	2,593,305
Amount due to related parties	117,889	9,491
Accrued expenses and other payables	1,205,452	1,288,606
Deferred revenue	113,832	90,975
Operating lease liabilities, current	110,133	117,345
Finance lease and other financing obligations, current	697,142	636,152
Long-term borrowings, excluding current portion	23,363,213	21,905,985
Operating lease liabilities, non-current	1,203,487	1,279,726
Finance lease and other financing obligations, non-current	7,053,979	7,601,651
Deferred tax liabilities	1,144,426	1,240,731
Other long-term liabilities	¥ 223,602	¥ 297,221
Ordinary shares
Ordinary shares, shares authorized (in shares) | shares	3,500,000,000	3,500,000,000
Redeemable preferred shares
Redeemable preferred shares
Preferred shares, authorized shares (in shares) | shares	150,000	150,000
Preferred shares, shares issued (in shares) | shares	150,000	150,000
Preferred stock, shares outstanding (in shares) | shares	150,000	150,000
Redemption value	¥ 1,056,663	¥ 1,080,656
Liquidation preference	¥ 1,056,663	¥ 1,080,656
Class A ordinary shares
Ordinary shares
Ordinary shares, shares issued (in shares) | shares	1,607,430,567	1,511,590,567
Ordinary shares, shares outstanding (in shares) | shares	1,607,430,567	1,511,590,567
Class B ordinary shares
Ordinary shares
Ordinary shares, shares issued (in shares) | shares	43,590,336	43,590,336
Ordinary shares, shares outstanding (in shares) | shares	43,590,336	43,590,336
VIEs | Without recourse to the primary beneficiary
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	¥ 152,230	¥ 254,176
Accounts payable	390,791	502,672
Amount due to related parties	62,252	0
Accrued expenses and other payables	330,923	253,236
Deferred revenue	106,277	82,633
Operating lease liabilities, current	26,005	33,563
Finance lease and other financing obligations, current	48,986	45,153
Long-term borrowings, excluding current portion	0	2,230
Operating lease liabilities, non-current	70,464	81,881
Finance lease and other financing obligations, non-current	802,388	851,192
Deferred tax liabilities	24,122	32,746
Other long-term liabilities	¥ 64,801	¥ 57,766